General and administrative	12 Months Ended
Dec. 31, 2017
General and administrative
General and administrative

Note 18 - General and administrative

	For the year ended December 31,
	2015	2016	2017
	(in thousands)
Wages and salaries	18,115	18,519	20,177
Share-based compensation	6,471	4,801	5,225
Communication and support costs	4,008	3,521	3,773
Rental and building maintenance	3,230	3,038	3,511
Professional advisors	1,439	1,225	1,096
Legal	2,085	2,176	4,761
Audit & review	1,111	988	1,029
Depreciation	4,858	5,034	4,104
Travel expenses	725	623	709
Other	5,216	3,597	4,732

Total general and administrative	47,258	43,522	49,117